Fair Value Measurements - Additional Information (Detail) - VPC Impact Acquisition Holdings III, Inc [Member]	Sep. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust non current	$ 253,782,146
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust non current	$ 253,782,146